Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 102,307	¥ 96,065
Accumulated Amortization	57,582	55,256
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	35,522	31,493
Accumulated Amortization	24,764	21,906
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,773	16,818
Accumulated Amortization	9,686	14,170
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	37,314	31,473
Accumulated Amortization	16,454	12,214
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,698	16,281
Accumulated Amortization	¥ 6,678	¥ 6,966